Nature of the Business and Basis of Presentation (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 12, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of operating segments | segment			1
Retained earnings (accumulated deficit)			$ 283,833	$ 222,815
Net cash used in operating activities			49,571	68,462	$ 28,439
Cash and cash equivalents			$ 23,476	$ 76,528
Subsequent Event | Convertible Debt
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principle amount	$ 30,000
Proceeds from issuance of secured notes	$ 27,600
Debt instrument interest rate in event of default	0.040
Subsequent Event | Convertible Debt | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount	$ 50,000
Forecast | Subsequent Event | Convertible Debt
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principle amount	30,000
Proceeds from issuance of secured notes	$ 27,600	$ 27,600
Variable rate (as a percent)	6.50%
Forecast | Subsequent Event | Convertible Debt | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount	$ 50,000